UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEET (Parenthetical)	Jun. 30, 2013	Dec. 31, 2012
Equity
Common units issued (in units)	24,815,025	24,815,025
Common units outstanding (in units)	24,815,025	24,815,025
Subordinated units issued (in units)	16,543,350	16,543,350
Subordinated units outstanding (in units)	16,543,350	16,543,350